Notes Payable - Future Maturities of Principal Repayment of Convertible Notes (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Notes Payable [Abstract]
2023 (remaining)	$ 493
2024	5,841
Total	$ 6,334